Loans - Non-Performing Loans (Excluding Purchased Credit-impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	$ 4,068,991	$ 3,812,329
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	652,621	545,876
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	33,094	21,523
Commercial loans | Governments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	105,664	153,401
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	513,863	370,952
Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	575,644	584,078
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	496,975	535,835
Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	180,690	187,675
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	12,886	8,361
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	20,224	19,295
Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	84,089	79,005
Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	63,491	81,014
Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	2,660,036	2,494,700
Nonperforming Financial Instruments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	48,691	43,851
Past due more than 90 days and accruing	6,458	4,356
Loans	55,149	48,207
Nonperforming Financial Instruments | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	11,131	7,482
Past due more than 90 days and accruing	0	0
Loans	11,131	7,482
Nonperforming Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	2	1
Past due more than 90 days and accruing	0	0
Loans	2	1
Nonperforming Financial Instruments | Commercial loans | Governments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	3,750	0
Past due more than 90 days and accruing	0	0
Loans	3,750	0
Nonperforming Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	7,379	7,481
Past due more than 90 days and accruing	0	0
Loans	7,379	7,481
Nonperforming Financial Instruments | Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual
Past due more than 90 days and accruing
Loans
Nonperforming Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	4,062	4,781
Past due more than 90 days and accruing	0	0
Loans	4,062	4,781
Nonperforming Financial Instruments | Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	1,012	714
Past due more than 90 days and accruing	126	170
Loans	1,138	884
Nonperforming Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	4	4
Past due more than 90 days and accruing	0	0
Loans	4	4
Nonperforming Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	162	226
Past due more than 90 days and accruing	0	0
Loans	162	226
Nonperforming Financial Instruments | Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	0	0
Past due more than 90 days and accruing	126	170
Loans	126	170
Nonperforming Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	846	484
Past due more than 90 days and accruing	0	0
Loans	846	484
Nonperforming Financial Instruments | Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	32,486	30,874
Past due more than 90 days and accruing	6,332	4,186
Loans	$ 38,818	$ 35,060